Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 404	$ 900	$ 713
Other comprehensive income (loss):
Unrealized gains on available for sale securities	2,356	3,759	390
Related tax effect	(859)	(1,327)	(156)
Reclassification of losses (gains) recognized in net income	(1,286)	(933)	(1,484)
Related tax effect	496	360	572
Total other comprehensive income (loss)	707	1,859	(678)
Comprehensive income	$ 1,111	$ 2,759	$ 35